Employees - Summary of Staff Cost, Average and Number of Employees (Detail) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Employees	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,364)	€ (5,346)	€ (5,416)
Social security costs	(541)	(571)	(613)
Other pension costs	(334)	(439)	(399)
Share-based compensation costs	(151)	(196)	(284)
Gross staff costs	€ (6,390)	€ (6,552)	€ (6,712)
Average number of employees during the year | Employees	153	158	165
Asia/AMET/RUB [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	84	88	93
The Americas [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	40	40	41
Europe [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	29	30	31